ADDITIONAL INFORMATION: CONDENSED FINANCIAL STATEMENTS OF PARENT COMPANY - CONDENSED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Operating expenses:
Selling and marketing expenses	¥ (259,618)	$ (37,641)	¥ (386,204)	¥ (142,734)
General and administrative expenses	(106,727)	(15,474)	(104,617)	(88,856)
Total operating expenses	(649,694)	(94,197)	(755,527)	(456,919)
Other expenses:
Others, net	1,944	282	(479)	(3,975)
Net (loss)/income	86,504	12,542	(127,250)	(82,184)
Accretions to preferred shares redemption value				(154,066)
Net (loss)/income attributable to the Lizhi Inc.'s ordinary shareholders	86,517	12,544	(127,250)	(236,250)
Net (loss)/income	86,504	12,542	(127,250)	(82,184)
Other comprehensive (loss)/income:
Foreign currency translation adjustments	24,314	3,525	(7,848)	(6,338)
Total other comprehensive (loss)/income	24,314	3,525	(7,848)	(6,338)
Total comprehensive (loss)/income	110,818	16,067	(135,098)	(88,522)
Accretions to preferred shares redemption value				(154,066)
Comprehensive (loss)/income attributable to the Lizhi Inc.'s ordinary shareholders	110,831	$ 16,069	(135,098)	(242,588)
Parent company
Operating expenses:
Selling and marketing expenses	(1,514)		(1,452)	(1,554)
General and administrative expenses	(14,452)		(17,558)	(14,321)
Total operating expenses	(15,966)		(19,010)	(15,875)
Other expenses:
(Loss)/income from subsidiaries	100,300		(109,046)	(67,158)
Others, net	2,183		806	849
Net (loss)/income	86,517		(127,250)	(82,184)
Accretions to preferred shares redemption value				(154,066)
Net (loss)/income attributable to the Lizhi Inc.'s ordinary shareholders	86,517		(127,250)	(236,250)
Net (loss)/income	86,517		(127,250)	(82,184)
Other comprehensive (loss)/income:
Foreign currency translation adjustments	24,314		(7,848)	(6,338)
Total other comprehensive (loss)/income	24,314		(7,848)	(6,338)
Total comprehensive (loss)/income	110,831		(135,098)	(88,522)
Accretions to preferred shares redemption value				(154,066)
Comprehensive (loss)/income attributable to the Lizhi Inc.'s ordinary shareholders	¥ 110,831		¥ (135,098)	¥ (242,588)